Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Schedule of Contractual Obligations

The following table sets forth the Group’s contractual obligations as of December 31, 2024:

	Payments due by period
	Total	Within one year	Within 1-2 years	Over 2 years
	RMB
Operating lease payments	2,957,100	908,160	854,757	1,194,183
Bank borrowings	10,497,682	10,497,682	-	-
Loan from related parties	2,233,700	2,233,700	-	-
Loan from shareholders	8,655,800	8,655,800	-	-
Total	24,344,282	22,295,342	854,757	1,194,183